Property, Plant and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 27,135	$ 8,651	$ 57,473	$ 5,298